Accumulated other comprehensive loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Accumulated other comprehensive loss
Balance, Pre-tax		$ (15,679)	$ (11,480)	$ (15,013)
Movements of the year, Pre-tax	$ 1,230	24,173	(4,199)	3,533
Balance, Pre-tax		8,494	(15,679)	(11,480)
Balance, Tax		4,688	3,428	4,488
Movements of the year, Tax	0	(4)	1,260	(1,060)
Balance, Tax		4,684	4,688	3,428
Balance, Net of tax		(10,991)	(8,052)	(10,525)
Movements of the year, Net of tax		24,169	(2,939)	2,473
Balance, Net of tax	$ 671	$ 13,178	$ (10,991)	$ (8,052)